Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value

		September 30,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in the Trust Account	1	$11,972,268	$37,570,177

Liabilities:
Convertible Note payable – Sponsor	3	$1,802,563	$1,037,272
Warrant Liability – Private Placement Warrants	3	$18,534	$11,675
Warrant Liability – Public Warrants	1	$549,584	$311,575

		December 31,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in the Trust Account	1	$37,570,177	$175,719,039

Liabilities:
Note payable – Sponsor	3	$1,037,272	—
Warrant Liability – Private Placement Warrants	3	$11,675	$182,128
Warrant Liability – Public Warrants	1	$311,575	$4,317,044